UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03480

Fidelity Oxford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Series Commodity Strategy Fund Fidelity® Series Commodity Strategy Fund : FCSSX

This annual shareholder report contains information about Fidelity® Series Commodity Strategy Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Commodity Strategy Fund	$ 1	0.00%A
A Amount represents less than 0.005%

What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, most commodities gained value. Against a backdrop of tariff and geopolitical uncertainty and a weakening U.S. dollar, investors encountered a significant gap between the best- and worst-performing commodity types for the fiscal year. The following returns are stated on a total return basis.
•For the full 12 months, the fund benefited from positive results from precious metals (+32%), including gains of roughly 34% and 25%, respectively, for gold and silver. Industrial metals also had a positive result, gaining roughly 3%. Within the sector, aluminum (+14%), zinc (+5%) and copper (+3%) enjoyed the strongest performance, while nickel (-11%) and lead (-8%) lost value.
•Livestock, meanwhile, gained 25%, as tight cattle supply and healthy demand led to strength in the price of live cattle (+30%). Lean hogs also advanced (+18%).
•Energy rose about 3%, boosted by an increase in natural gas (+5%). Meanwhile, West Texas intermediate crude oil (+4%) and Brent crude oil (+1%) more modestly gained.
•Meanwhile, agriculture gained 4% overall, led by coffee (+43%). Grains posted negative results, including soybeans (-2%), corn (-1%), soybean meal (-18%), wheat (-10%) and Kansas City wheat (-11%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Commodity Strategy Fund	9.24%	10.98%	2.76%
Bloomberg Commodity Total Return Index	9.71%	11.33%	3.09%
MSCI ACWI (All Country World Index) Index	16.25%	13.17%	10.45%

The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$540,682,648
Number of Holdings	40
Total Advisory Fee	$0
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2025)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Agriculture - 28.8
Energy - 28.2
Precious Metals - 22.5
Industrial Metals - 14.7
Livestock - 5.8

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	9.5
Swaps	92.5

ASSET ALLOCATION (% of Fund's Total Exposure)

Swaps - 45.8
Futures Contracts - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 49.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913515.101    2278-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Inflation-Focused Fund Fidelity® SAI Inflation-Focused Fund : FIFGX

This annual shareholder report contains information about Fidelity® SAI Inflation-Focused Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Focused Fund	$ 40	0.39%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, most commodities gained value. Against a backdrop of tariff and geopolitical uncertainty and a weakening U.S. dollar, investors encountered a significant gap between the best- and worst-performing commodity types for the fiscal year. Meanwhile, Treasury Inflation Protected Securities outpaced money market securities. The following returns are stated on a total return basis.
•For the full 12 months, the fund benefited from positive results from precious metals (+32%), including gains of roughly 34% and 25%, respectively, for gold and silver. Industrial metals also had a positive result, gaining roughly 3%. Within the sector, aluminum (+14%), zinc (+5%) and copper (+3%) enjoyed the strongest performance, while nickel (-11%) and lead (-8%) lost value.
•Livestock, meanwhile, gained 25%, as tight cattle supply and healthy demand led to strength in the price of live cattle (+30%). Lean hogs also advanced (+18%).
•Energy rose about 3%, boosted by an increase in natural gas (+5%). Meanwhile, West Texas intermediate crude oil (+4%) and Brent crude oil (+1%) more modestly gained.
•Meanwhile, agriculture gained 4% overall, led by coffee (+43%). Grains posted negative results, including soybeans (-2%), corn (-1%), soybean meal (-18%), wheat (-10%) and Kansas City wheat (-11%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 20, 2018 through July 31, 2025.
Initial investment of $10,000.

The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Inflation-Focused Fund	6.95%	10.58%	7.09%
Fidelity Commodity Linked Index℠	8.07%	11.04%	6.41%
Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index B	8.07%	n/a	n/a
MSCI ACWI (All Country World Index) Index	16.25%	13.17%	13.87%
A    From December 20, 2018
B   From July 18, 2023

The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,730,917,826
Number of Holdings	58
Total Advisory Fee	$17,425,679
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2025)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Energy - 49.8
Industrial Metals - 21.1
Agriculture - 13.0
Precious Metals - 11.5
Livestock - 4.6

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	115.6

ASSET ALLOCATION (% of Fund's Total Exposure)

Futures Contracts - 53.6
Short-Term Investments and Net Other Assets (Liabilities) - 46.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913552.101    3318-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Commodity Strategy Fund Fidelity® Commodity Strategy Fund : FYHTX

This annual shareholder report contains information about Fidelity® Commodity Strategy Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Fund	$ 66	0.63%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, most commodities gained value. Against a backdrop of tariff and geopolitical uncertainty and a weakening U.S. dollar, investors encountered a significant gap between the best- and worst-performing commodity types for the fiscal year. The following returns are stated on a total return basis.
•For the full 12 months, the fund benefited from positive results from precious metals (+32%), including gains of roughly 34% and 25%, respectively, for gold and silver. Industrial metals also had a positive result, gaining roughly 3%. Within the sector, aluminum (+14%), zinc (+5%) and copper (+3%) enjoyed the strongest performance, while nickel (-11%) and lead (-8%) lost value.
•Livestock, meanwhile, gained 25%, as tight cattle supply and healthy demand led to strength in the price of live cattle (+30%). Lean hogs also advanced (+18%).
•Energy rose about 3%, boosted by an increase in natural gas (+5%). Meanwhile, West Texas intermediate crude oil (+4%) and Brent crude oil (+1%) more modestly gained.
•Meanwhile, agriculture gained 4% overall, led by coffee (+43%). Grains posted negative results, including soybeans (-2%), corn (-1%), soybean meal (-18%), wheat (-10%) and Kansas City wheat (-11%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 30, 2017 through July 31, 2025.
Initial investment of $10,000.

The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Commodity Strategy Fund	8.57%	10.27%	4.08%
Bloomberg Commodity Total Return Index	9.71%	11.33%	4.96%
MSCI ACWI (All Country World Index) Index	16.25%	13.17%	11.17%
A   From May 30, 2017

The fund has begun comparing its performance to the MSCI ACWI (All Country World Index) Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$106,575,300
Number of Holdings	28
Total Advisory Fee	$239,843
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2025)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Agriculture - 28.7
Energy - 28.3
Precious Metals - 22.5
Industrial Metals - 14.7
Livestock - 5.8

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	100.1

ASSET ALLOCATION (% of Fund's Total Exposure)

Futures Contracts - 50.0
Short-Term Investments and Net Other Assets (Liabilities) - 50.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913546.101    2896-TSRA-0925

Item 2.

Code of Ethics

As of the end of the period, July 31, 2025, Fidelity Oxford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Inflation-Focused Fund (the “Fund”):

Services Billed by Deloitte Entities

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Inflation-Focused Fund	$47,700	$-	$12,100	$900

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Inflation-Focused Fund	$45,700	$-	$16,700	$1,200

A Amounts may reflect rounding

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Commodity Strategy Fund and Fidelity Series Commodity Strategy Fund (the “Funds”):

Services Billed by PwC

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Commodity Strategy Fund	$72,900	$5,900	$17,700	$2,400
Fidelity Series Commodity Strategy Fund	$72,900	$6,000	$17,600	$2,500

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Commodity Strategy Fund	$69,800	$6,300	$17,100	$2,700
Fidelity Series Commodity Strategy Fund	$70,700	$6,400	$17,600	$2,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Geode Capital Management, LLC ("Geode") and entities controlling, controlled by, or under common control with Geode (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), Geode (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2025A	July 31, 2024A
Deloitte Entities	$3,445,200	$4,966,400
PwC	$14,689,700	$15,061,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and Geode’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Commodity Strategy Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Commodity Strategy Fund
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 9.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 10/16/2025 (c)(d)	4.28	20,000,000	19,821,034
US Treasury Bills 0% 10/2/2025 (c)(d)	4.28	30,000,000	29,780,464
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,602,875)			49,601,498

Money Market Funds - 92.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $500,417,836)	4.33	500,389,540	500,489,618

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $550,020,711)	550,091,116
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(9,408,468)
NET ASSETS - 100.0%	540,682,648

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Corn Contracts (United States)	122	Sep 2025	2,403,400	(185,142)	(185,142)
CBOT KC HRW Wheat Contracts (United States)	33	Sep 2025	868,313	(35,693)	(35,693)
CBOT Soybean Contracts (United States)	59	Nov 2025	2,918,288	(126,068)	(126,068)
CBOT Soybean Meal Contracts (United States)	58	Dec 2025	1,600,800	(170,348)	(170,348)
CBOT Soybean Oil Contracts (United States)	67	Dec 2025	2,200,548	242,630	242,630
CBOT Wheat Contracts (United States)	52	Sep 2025	1,360,450	(81,660)	(81,660)
CEC Copper Contracts (United States)	25	Sep 2025	2,758,750	(334,041)	(334,041)
CEC Gold Bullion Contracts (United States)	27	Dec 2025	9,031,860	(127,150)	(127,150)
CEC Silver Bullion Contracts (United States)	15	Sep 2025	2,756,760	(4,715)	(4,715)
CME Lean Hogs Contracts (United States)	27	Oct 2025	967,410	(18,629)	(18,629)
CME Live Cattle Contracts (United States)	23	Oct 2025	2,052,980	48,745	48,745
ICE Brent Crude Oil Contracts (United Kingdom)	52	Sep 2025	3,677,520	152,690	152,690
ICE Coffee C Contracts (United States)	12	Sep 2025	1,331,100	(227,969)	(227,969)
ICE Cotton No 2 Contracts (United States)	23	Dec 2025	773,375	(7,501)	(7,501)
ICE Gas Oil Contracts (United Kingdom)	20	Sep 2025	1,400,500	133,329	133,329
ICE Sugar Contracts (United States)	68	Sep 2025	1,245,216	(34,419)	(34,419)
LME Aluminum Contracts (United Kingdom)	33	Sep 2025	2,115,185	48,255	48,255
LME Lead Contracts (United Kingdom)	9	Sep 2025	439,202	(9,298)	(9,298)
LME Nickel Contracts (United Kingdom)	13	Sep 2025	1,157,428	(37,166)	(37,166)
LME Zinc Contracts (United Kingdom)	16	Sep 2025	1,104,808	37,121	37,121
NYMEX Gasoline RBOB Contracts (United States)	12	Aug 2025	1,092,571	48,356	48,356
NYMEX Heating Oil Contracts (United States)	11	Aug 2025	1,104,734	101,821	101,821
NYMEX Natural Gas Contracts (United States)	127	Aug 2025	3,928,240	(702,754)	(702,754)
NYMEX WTI Crude Contracts (United States)	47	Aug 2025	3,250,050	231,468	231,468

TOTAL FUTURES CONTRACTS					(1,058,138)
The notional amount of futures purchased as a percentage of Net Assets is 9.5%

Total Return Swaps
Underlying Reference(1)	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 9 basis points	At Maturity	Goldman Sachs Bank USA	Aug 2025	31,000,000	33,420	0	33,420
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 13 basis points	At Maturity	JPMorgan Chase Bank NA	Sep 2025	50,000,000	(541,617)	0	(541,617)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Citibank NA	Sep 2025	37,000,000	(442,624)	0	(442,624)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 12 basis points	At Maturity	Royal Bank of Canada	Sep 2025	30,000,000	(479,026)	0	(479,026)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 13 basis points	At Maturity	JPMorgan Chase Bank NA	Sep 2025	48,000,000	(944,107)	0	(944,107)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Citibank NA	Sep 2025	37,000,000	(751,109)	0	(751,109)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 7 basis points	At Maturity	Merrill Lynch International	Oct 2025	43,000,000	(2,268,061)	0	(2,268,061)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 8 basis points	At Maturity	Merrill Lynch International	Oct 2025	50,000,000	(636,193)	0	(636,193)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 9 basis points	At Maturity	Merrill Lynch International	Oct 2025	24,000,000	(512,045)	0	(512,045)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Citibank NA	Oct 2025	39,000,000	(934,189)	0	(934,189)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 12 basis points	At Maturity	Royal Bank of Canada	Oct 2025	40,000,000	(1,098,724)	0	(1,098,724)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 12 basis points	At Maturity	Royal Bank of Canada	Oct 2025	41,000,000	(1,282,813)	0	(1,282,813)
Bloomberg Commodity Index	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Oct 2025	30,000,000	(1,005,148)	0	(1,005,148)
TOTAL RETURN SWAPS								(10,862,236)	0	(10,862,236)

(1)Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $43,307,783.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,499,902.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,968,358,828	572,313,442	2,040,182,652	25,376,603	185,846	(185,846)	500,489,618	500,389,540	0.9%
Total	1,968,358,828	572,313,442	2,040,182,652	25,376,603	185,846	(185,846)	500,489,618

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	49,601,498	-	49,601,498	-

Money Market Funds	500,489,618	500,489,618	-	-
Total Investments in Securities:	550,091,116	500,489,618	49,601,498	-
Derivative Instruments:

Assets
Futures Contracts	1,044,415	1,044,415	-	-
Swaps	33,420	-	33,420	-
Total Assets	1,077,835	1,044,415	33,420	-

Liabilities
Futures Contracts	(2,102,553)	(2,102,553)	-	-
Swaps	(10,895,656)	-	(10,895,656)	-
Total Liabilities	(12,998,209)	(2,102,553)	(10,895,656)	-
Total Derivative Instruments:	(11,920,374)	(1,058,138)	(10,862,236)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	1,044,415	(2,102,553)
Swaps (b)	33,420	(10,895,656)
Total Commodity Risk	1,077,835	(12,998,209)
Total Value of Derivatives	1,077,835	(12,998,209)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Citibank NA	-	(2,127,922)	-	2,127,922	-
Goldman Sachs Bank USA	33,420	(1,005,148)	-	971,728	-
JPMorgan Chase Bank NA	-	(1,485,724)	-	1,485,724	-
Merrill Lynch International	-	(3,416,299)	-	3,416,299	-
Royal Bank of Canada	-	(2,860,563)	-	2,860,563	-
Total	$33,420	$(10,895,656)	$-	$10,862,236	$-

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $49,602,875)	$49,601,498
Fidelity Central Funds (cost $500,417,836)	500,489,618

Total Investment in Securities (cost $550,020,711)		$550,091,116
Receivable for fund shares sold		661,480
Distributions receivable from Fidelity Central Funds		1,825,339
Bi-lateral OTC swaps, at value		33,420
Prepaid expenses		7,500
Total assets		552,618,855
Liabilities
Payable for fund shares redeemed	$110,453
Bi-lateral OTC swaps, at value	10,895,656
Payable for daily variation margin on futures contracts	920,202
Other payables and accrued expenses	9,896
Total liabilities		11,936,207
Net Assets		$540,682,648
Net Assets consist of:
Paid in capital		$656,878,288
Total accumulated earnings (loss)		(116,195,640)
Net Assets		$540,682,648
Net Asset Value, offering price and redemption price per share ($540,682,648 ÷ 5,979,975 shares)		$90.42
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Interest		$3,363,721
Income from Fidelity Central Funds		25,376,603
Total income		28,740,324
Expenses
Custodian fees and expenses	$8,017
Independent trustees' fees and expenses	1,916
Subsidiary directors' fees	15,000
Legal	5,450
Total expenses before reductions	30,383
Expense reductions	(1,905)
Total expenses after reductions		28,478
Net Investment income (loss)		28,711,846
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39,918
Fidelity Central Funds	185,846
Futures contracts	(25,340,019)
Swaps	(44,326,991)
Total net realized gain (loss)		(69,441,246)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(13,186)
Fidelity Central Funds	(185,846)
Futures contracts	22,044,505
Swaps	55,583,253
Total change in net unrealized appreciation (depreciation)		77,428,726
Net gain (loss)		7,987,480
Net increase (decrease) in net assets resulting from operations		$36,699,326
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,711,846	$103,819,528
Net realized gain (loss)	(69,441,246)	(62,938,295)
Change in net unrealized appreciation (depreciation)	77,428,726	(148,160,793)
Net increase (decrease) in net assets resulting from operations	36,699,326	(107,279,560)
Distributions to shareholders	(66,399,671)	(73,675,794)

Share transactions
Proceeds from sales of shares	69,495,153	820,344,193
Reinvestment of distributions	66,399,671	73,675,794
Cost of shares redeemed	(1,759,188,614)	(375,566,680)

Net increase (decrease) in net assets resulting from share transactions	(1,623,293,790)	518,453,307
Total increase (decrease) in net assets	(1,652,994,135)	337,497,953

Net Assets
Beginning of period	2,193,676,783	1,856,178,830
End of period	$540,682,648	$2,193,676,783

Other Information
Shares
Sold	774,062	8,472,573
Issued in reinvestment of distributions	783,979	752,001
Redeemed	(18,986,261)	(3,849,588)
Net increase (decrease)	(17,428,220)	5,374,986

Consolidated Financial Highlights
Fidelity® Series Commodity Strategy Fund

Years ended July 31,	2025	2024	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$93.71	$102.93	$250.50	$282.50	$203.00
Income from Investment Operations
Net investment income (loss) B,C	4.25	5.24	4.47	.50	- D
Net realized and unrealized gain (loss)	3.44	(10.26)	(16.96)	53.00	80.50
Total from investment operations	7.69	(5.02)	(12.49)	53.50	80.50
Distributions from net investment income	(10.98)	(4.20)	(135.08)	(85.50)	(1.00)
Total distributions	(10.98)	(4.20)	(135.08)	(85.50)	(1.00)
Net asset value, end of period	$90.42	$93.71	$102.93	$250.50	$282.50
Total Return E	9.24%	(5.01)%	(8.29)%	26.51%	39.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	4.66%	5.42%	3.89%	.26%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$540,683	$2,193,677	$1,856,179	$3,483,320	$7,474,716
Portfolio turnover rate I	0%	0%	0%	0%	0%

APer share amounts have been adjusted to reflect the impact of the 1 for 50 reverse share split that occurred on November 18, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Series Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity Series Commodity Strategy Fund	Geode Series Commodity Return Cayman Ltd.	86,001,759	15.6

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(10,697,976)
Net unrealized appreciation (depreciation)	$(10,697,976)
Tax Cost	$549,965,766

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8,007,667
Capital loss carryforward	$(113,505,330)
Net unrealized appreciation (depreciation) on securities and other investments	$(10,697,976)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(85,405,774)
Long-term	(28,099,556)
Total capital loss carryforward	$(113,505,330)

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$66,399,671	$ 73,675,794

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)(S)	Change in Net Unrealized Appreciation (Depreciation)($)
Commodity Risk
Futures Contracts	(25,340,019)	22,044,505
Swaps	(44,326,991)	55,583,253
Total Commodity Risk	(69,667,010)	77,627,758

A summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Commodity Strategy Fund	62,895,175

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Commodity Strategy Fund	519,833,333

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,905.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Oxford Street Trust and Shareholders of Fidelity Series Commodity Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Series Commodity Strategy Fund and its subsidiary (one of the funds constituting Fidelity Oxford Street Trust, referred to hereafter as the "Fund") as of July 31, 2025, the related consolidated statement of operations for the year ended July 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 11.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $66,264,739 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.899299.115
SCR-S-ANN-0925
Fidelity® Commodity Strategy Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Commodity Strategy Fund
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 7.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 10/16/2025 (c)	4.28	6,000,000	5,946,311
US Treasury Bills 0% 10/2/2025 (c)	4.28	2,000,000	1,985,364
US Treasury Bills 0% 8/7/2025 (c)	4.26	500,000	499,644
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,431,501)			8,431,319

Money Market Funds - 92.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $98,223,348)	4.33	98,203,708	98,223,349

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $106,654,849)	106,654,668
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(79,368)
NET ASSETS - 100.0%	106,575,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Corn Contracts (United States)	252	Sep 2025	4,964,400	(387,869)	(387,869)
CBOT KC HRW Wheat Contracts (United States)	68	Sep 2025	1,789,250	(68,836)	(68,836)
CBOT Soybean Contracts (United States)	123	Nov 2025	6,083,888	(288,926)	(288,926)
CBOT Soybean Meal Contracts (United States)	120	Dec 2025	3,312,000	(333,045)	(333,045)
CBOT Soybean Oil Contracts (United States)	140	Dec 2025	4,598,160	422,548	422,548
CBOT Wheat Contracts (United States)	107	Sep 2025	2,799,388	(175,880)	(175,880)
CEC Copper Contracts (United States)	53	Sep 2025	5,847,063	(725,879)	(725,879)
CEC Gold Bullion Contracts (United States)	55	Dec 2025	18,397,860	(260,662)	(260,662)
CEC Silver Bullion Contracts (United States)	30	Sep 2025	5,514,000	(9,945)	(9,945)
CME Lean Hogs Contracts (United States)	56	Oct 2025	2,006,480	(42,007)	(42,007)
CME Live Cattle Contracts (United States)	47	Oct 2025	4,195,220	103,373	103,373
ICE Brent Crude Oil Contracts (United Kingdom)	107	Sep 2025	7,567,120	313,402	313,402
ICE Coffee C Contracts (United States)	26	Sep 2025	2,884,050	(389,176)	(389,176)
ICE Cotton No 2 Contracts (United States)	48	Dec 2025	1,614,000	(18,511)	(18,511)
ICE Gas Oil Contracts (United Kingdom)	42	Sep 2025	2,940,975	247,708	247,078
ICE Sugar Contracts (United States)	141	Sep 2025	2,581,992	(60,511)	(60,511)
LME Aluminum Contracts (United Kingdom)	68	Sep 2025	4,358,562	71,960	71,960
LME Lead Contracts (United Kingdom)	19	Sep 2025	927,205	(25,197)	(25,197)
LME Nickel Contracts (United Kingdom)	27	Sep 2025	2,403,889	(80,067)	(80,067)
LME Zinc Contracts (United Kingdom)	32	Sep 2025	2,209,616	65,673	65,673
NYMEX Gasoline RBOB Contracts (United States)	26	Aug 2025	2,367,494	102,553	102,553
NYMEX Heating Oil Contracts (United States)	23	Aug 2025	2,309,899	186,196	186,196
NYMEX Natural Gas Contracts (United States)	264	Aug 2025	8,166,040	(1,346,572)	(1,346,572)
NYMEX WTI Crude Contracts (United States)	97	Aug 2025	6,707,660	456,577	456,577

TOTAL FUTURES CONTRACTS					(2,243,723)
The notional amount of futures purchased as a percentage of Net Assets is 100.0%

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,272,832.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	41,640,074	127,141,375	70,558,100	2,492,912	-	-	98,223,349	98,203,708	0.2%
Total	41,640,074	127,141,375	70,558,100	2,492,912	-	-	98,223,349

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	8,431,319	-	8,431,319	-

Money Market Funds	98,223,349	98,223,349	-	-
Total Investments in Securities:	106,654,668	98,223,349	8,431,319	-
Derivative Instruments:

Assets
Futures Contracts	1,969,360	1,969,360	-	-
Total Assets	1,969,360	1,969,360	-	-

Liabilities
Futures Contracts	(4,213,083)	(4,213,083)	-	-
Total Liabilities	(4,213,083)	(4,213,083)	-	-
Total Derivative Instruments:	(2,243,723)	(2,243,723)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	1,969,360	(4,213,083)
Total Commodity Risk	1,969,360	(4,213,083)
Total Value of Derivatives	1,969,360	(4,213,083)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,431,501)	$8,431,319
Fidelity Central Funds (cost $98,223,348)	98,223,349

Total Investment in Securities (cost $106,654,849)		$106,654,668
Receivable for fund shares sold		1,650,221
Distributions receivable from Fidelity Central Funds		347,600
Prepaid expenses		7,500
Total assets		108,659,989
Liabilities
Payable for fund shares redeemed	$30,739
Accrued management fee	34,612
Payable for daily variation margin on futures contracts	1,993,060
Other affiliated payables	17,306
Other payables and accrued expenses	8,972
Total liabilities		2,084,689
Net Assets		$106,575,300
Net Assets consist of:
Paid in capital		$104,918,851
Total accumulated earnings (loss)		1,656,449
Net Assets		$106,575,300
Net Asset Value, offering price and redemption price per share ($106,575,300 ÷ 1,114,657 shares)		$95.61
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Interest		$205,475
Income from Fidelity Central Funds		2,492,912
Total income		2,698,387
Expenses
Management fee	$239,843
Transfer agent fees	118,586
Custodian fees and expenses	1,718
Independent trustees' fees and expenses	133
Subsidiary directors' fees	15,000
Legal	5,450
Total expenses before reductions	380,730
Expense reductions	(146)
Total expenses after reductions		380,584
Net Investment income (loss)		2,317,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	166
Futures contracts	(221,214)
Total net realized gain (loss)		(221,048)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(113)
Futures contracts	651,253
Total change in net unrealized appreciation (depreciation)		651,140
Net gain (loss)		430,092
Net increase (decrease) in net assets resulting from operations		$2,747,895
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,317,803	$2,421,856
Net realized gain (loss)	(221,048)	263,271
Change in net unrealized appreciation (depreciation)	651,140	(5,773,383)
Net increase (decrease) in net assets resulting from operations	2,747,895	(3,088,256)
Distributions to shareholders	(1,702,519)	(2,100,169)

Share transactions
Proceeds from sales of shares	75,461,965	14,495,788
Reinvestment of distributions	1,702,519	2,100,169
Cost of shares redeemed	(15,385,563)	(21,530,147)

Net increase (decrease) in net assets resulting from share transactions	61,778,921	(4,934,190)
Total increase (decrease) in net assets	62,824,297	(10,122,615)

Net Assets
Beginning of period	43,751,003	53,873,618
End of period	$106,575,300	$43,751,003

Other Information
Shares
Sold	780,229	152,402
Issued in reinvestment of distributions	19,005	21,902
Redeemed	(162,728)	(231,848)
Net increase (decrease)	636,506	(57,544)

Consolidated Financial Highlights
Fidelity® Commodity Strategy Fund

Years ended July 31,	2025	2024	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$91.50	$100.57	$170.72	$157.44	$113.44
Income from Investment Operations
Net investment income (loss) B,C	3.65	4.52	3.52	(.48)	(.80)
Net realized and unrealized gain (loss)	3.91	(9.87)	(14.51)	34.88	44.80
Total from investment operations	7.56	(5.35)	(10.99)	34.40	44.00
Distributions from net investment income	(3.45)	(3.72)	(59.16)	(21.12)	-
Total distributions	(3.45)	(3.72)	(59.16)	(21.12)	-
Net asset value, end of period	$95.61	$91.50	$100.57	$170.72	$157.44
Total Return D	8.57%	(5.45)%	(8.66)%	25.08%	38.98%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.63%	.63%	.62%	.61%	.62%
Expenses net of fee waivers, if any	.63%	.63%	.62%	.61%	.62%
Expenses net of all reductions, if any	.63%	.63%	.62%	.61%	.62%
Net investment income (loss)	3.86%	4.78%	3.27%	(.31)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$106,575	$43,751	$53,874	$104,742	$153,969
Portfolio turnover rate G	0%	0%	0%	0%	0%

APer share amounts have been adjusted to reflect the impact of the 1 for 16 reverse share split that occurred on November 18, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity Commodity Strategy Fund	Geode Commodity Strategy Cayman Ltd.	12,412,092	11.4

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporation and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$54,551
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$54,551
Tax Cost	$106,632,487

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,746,924
Capital loss carryforward	$(46)
Net unrealized appreciation (depreciation) on securities and other investments	$(90,426)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(46)
Total capital loss carryforward	$(46)

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$1,702,519	$2,100,169

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Commodity Strategy Fund	66,392,934

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fidelity Management & Research Company LLC (FMR) provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .20% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $146.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Oxford Street Trust and Shareholders of Fidelity Commodity Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Commodity Strategy Fund and its subsidiary (one of the funds constituting Fidelity Oxford Street Trust, referred to hereafter as the "Fund") as of July 31, 2025, the related consolidated statement of operations for the year ended July 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 12.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,330,756 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,691,696 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9879552.108
CSZ-ANN-0925
Fidelity® SAI Inflation-Focused Fund

Annual Report
July 31, 2025

Offered exclusively to certain clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC, an affiliate of Fidelity Management & Research Company LLC.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Inflation-Focused Fund
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 9.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	420,000,000	416,241,714
US Treasury Bills 0% 10/2/2025 (d)	4.28	100,000,000	99,268,213
US Treasury Bills 0% 8/14/2025 (d)	4.32	25,000,000	24,961,350
US Treasury Bills 0% 8/7/2025 (d)	4.26	20,000,000	19,985,772
TOTAL U.S. TREASURY OBLIGATIONS (Cost $560,468,349)			560,457,049

Money Market Funds - 91.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $5,247,686,474)	4.33	5,246,637,147	5,247,686,474

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $5,808,154,823)	5,808,143,523
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(77,225,697)
NET ASSETS - 100.0%	5,730,917,826

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Corn Contracts (United States)	3,140	Dec 2025	64,958,750	(410,275)	(410,275)
CBOT Corn Contracts (United States)	2,414	Jul 2026	53,952,900	(3,087,236)	(3,087,236)
CBOT Hard Red Winter Wheat Contracts (United States)	1,199	Dec 2025	32,657,763	(9,932)	(9,932)
CBOT Hard Red Winter Wheat Contracts (United States)	228	Mar 2026	6,418,200	(79,395)	(79,395)
CBOT Soybean Contracts (United States)	3,954	Nov 2025	195,574,725	(8,988,645)	(8,988,645)
CBOT Soybean Meal Contracts (United States)	2,593	Dec 2025	71,566,800	(11,551,838)	(11,551,838)
CBOT Soybean Oil Contracts (United States)	3,911	Dec 2025	128,452,884	11,484,717	11,484,717
CBOT Soybean Oil Contracts (United States)	541	Mar 2026	17,736,144	(444,572)	(444,572)
CBOT Wheat Contracts (United States)	1,676	Dec 2025	45,461,500	(900,922)	(900,922)
CBOT Wheat Contracts (United States)	640	Mar 2026	17,944,000	(788,482)	(788,482)
CEC Copper Contracts (United States)	574	Mar 2026	66,081,575	(11,780,392)	(11,780,392)
CEC Gold Bullion Contracts (United States)	1,743	Dec 2025	583,033,500	(8,342,202)	(8,342,202)
CEC Silver Bullion Contracts (United States)	967	Sep 2025	177,734,600	(136,407)	(136,407)
CME Copper Contracts (United States)	1,107	Dec 2025	123,244,463	(17,238,385)	(17,238,385)
CME Lean Hogs Contracts (United States)	2,648	Oct 2025	94,877,840	(3,369,797)	(3,369,797)
CME Lean Hogs Contracts (United States)	728	Apr 2026	25,399,920	(207,926)	(207,926)
CME Live Cattle Contracts (United States)	1,857	Oct 2025	165,755,820	12,173,133	12,173,133
CME Live Cattle Contracts (United States)	181	Apr 2026	16,216,152	(176,877)	(176,877)
ICE Brent Crude Oil Contracts (United Kingdom)	15,039	Sep 2025	1,063,558,080	59,501,667	59,501,667
ICE Coffee Contracts (United States)	1,243	Dec 2025	134,570,288	(1,301,345)	(1,301,345)
ICE Cotton No 2 Contracts (United States)	1,049	Dec 2025	35,272,625	(439,103)	(439,103)
ICE Gas Oil Contracts (United Kingdom)	6,153	Nov 2025	422,557,275	4,676,425	4,676,425
ICE Sugar Contracts (United States)	2,958	Feb 2026	56,220,931	(354,783)	(354,783)
LME Aluminum Contracts (United Kingdom)	2,065	Sep 2025	132,359,273	2,083,483	2,083,483
LME Aluminum Contracts (United Kingdom)	2,157	Nov 2025	138,430,868	739,671	739,671
LME Aluminum Contracts (United Kingdom)	744	Jan 2026	47,841,246	1,009,251	1,009,251
LME Lead Contracts (United Kingdom)	949	Sep 2025	46,311,437	(1,493,387)	(1,493,387)
LME Lead Contracts (United Kingdom)	206	Jan 2026	10,263,950	(127,321)	(127,321)
LME Lead Contracts (United Kingdom)	412	Nov 2025	20,362,379	56,929	56,929
LME Nickel Contracts (United Kingdom)	1,071	Sep 2025	95,354,259	(3,918,071)	(3,918,071)
LME Nickel Contracts (United Kingdom)	848	Nov 2025	76,203,281	(1,363,438)	(1,363,438)
LME Nickel Contracts (United Kingdom)	290	Jan 2026	26,287,154	(831,237)	(831,237)
LME Zinc Contracts (United Kingdom)	979	Sep 2025	67,600,440	237,435	237,435
LME Zinc Contracts (United Kingdom)	1,033	Nov 2025	71,436,340	307,316	307,316
LME Zinc Contracts (United Kingdom)	356	Jan 2026	24,659,675	796,165	796,165
NYMEX Gasoline RBOB Contracts (United States)	4,142	Oct 2025	343,491,918	9,891,001	9,891,001
NYMEX Heating Oil Contracts (United States)	1,581	Oct 2025	157,485,913	386,543	386,543
NYMEX Heating Oil Contracts (United States)	1,978	Feb 2026	191,156,826	7,282,201	7,282,201
NYMEX Natural Gas Contracts (United States)	5,763	Aug 2025	178,249,590	(30,428,254)	(30,428,254)
NYMEX Natural Gas Contracts (United States)	1,429	Oct 2025	50,815,240	(544,699)	(544,699)
NYMEX WTI Crude Contracts (United States)	1,271	Aug 2025	87,756,880	12,288,499	12,288,499
NYMEX WTI Crude Contracts (United States)	12,049	Oct 2025	810,054,480	24,431,187	24,431,187

TOTAL PURCHASED					39,030,702

Sold

Commodity Contracts
LME Aluminum Contracts (United Kingdom)	2,065	Sep 2025	132,359,273	(653,635)	(653,635)
LME Aluminum Contracts (United Kingdom)	721	Nov 2025	46,271,978	(1,131,174)	(1,131,174)
LME Aluminum Contracts (United Kingdom)	12	Jan 2026	771,633	1,559	1,559
LME Lead Contracts (United Kingdom)	949	Sep 2025	46,311,437	380,633	380,633
LME Lead Contracts (United Kingdom)	199	Nov 2025	9,835,227	129,596	129,596
LME Nickel Contracts (United Kingdom)	1,071	Sep 2025	95,354,259	1,289,919	1,289,919
LME Nickel Contracts (United Kingdom)	281	Nov 2025	25,251,323	815,533	815,533
LME Nickel Contracts (United Kingdom)	5	Jan 2026	453,227	6,452	6,452
LME Zinc Contracts (United Kingdom)	979	Sep 2025	67,600,440	(96,063)	(96,063)
LME Zinc Contracts (United Kingdom)	346	Nov 2025	23,927,371	(836,654)	(836,654)
LME Zinc Contracts (United Kingdom)	7	Jan 2026	484,881	(7,917)	(7,917)

TOTAL SOLD					(101,751)

TOTAL FUTURES CONTRACTS					38,928,951
The notional amount of futures purchased as a percentage of Net Assets is 107.7%
The notional amount of futures sold as a percentage of Net Assets is 7.8%

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $528,457,210.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,754,296,007	7,371,584,907	5,878,194,440	189,903,070	-	-	5,247,686,474	5,246,637,147	9.1%
Total	3,754,296,007	7,371,584,907	5,878,194,440	189,903,070	-	-	5,247,686,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	560,457,049	-	560,457,049	-

Money Market Funds	5,247,686,474	5,247,686,474	-	-
Total Investments in Securities:	5,808,143,523	5,247,686,474	560,457,049	-
Derivative Instruments:

Assets
Futures Contracts	149,969,315	149,969,315	-	-
Total Assets	149,969,315	149,969,315	-	-

Liabilities
Futures Contracts	(111,040,364)	(111,040,364)	-	-
Total Liabilities	(111,040,364)	(111,040,364)	-	-
Total Derivative Instruments:	38,928,951	38,928,951	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	149,969,315	(111,040,364)
Total Commodity Risk	149,969,315	(111,040,364)
Total Value of Derivatives	149,969,315	(111,040,364)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $560,468,349)	$560,457,049
Fidelity Central Funds (cost $5,247,686,474)	5,247,686,474

Total Investment in Securities (cost $5,808,154,823)		$5,808,143,523
Receivable for fund shares sold		6,015,150
Distributions receivable from Fidelity Central Funds		18,825,800
Prepaid expenses		915
Other receivables		1,482
Total assets		5,832,986,870
Liabilities
Payable for fund shares redeemed	$3,329,156
Accrued management fee	1,802,116
Payable for daily variation margin on futures contracts	96,884,245
Other payables and accrued expenses	53,527
Total liabilities		102,069,044
Net Assets		$5,730,917,826
Net Assets consist of:
Paid in capital		$5,693,759,718
Total accumulated earnings (loss)		37,158,108
Net Assets		$5,730,917,826
Net Asset Value, offering price and redemption price per share ($5,730,917,826 ÷ 63,154,737 shares)		$90.74
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Interest		$18,868,391
Income from Fidelity Central Funds		189,903,070
Total income		208,771,461
Expenses
Management fee	$17,425,679
Custodian fees and expenses	505
Independent trustees' fees and expenses	10,967
Registration fees	154,171
Audit fees	70,015
Subsidiary directors' fees	15,000
Legal	3,194
Miscellaneous	15,348
Total expenses		17,694,879
Net Investment income (loss)		191,076,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	73,221
Futures contracts	33,901,649
Total net realized gain (loss)		33,974,870
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(11,805)
Futures contracts	134,067,348
Total change in net unrealized appreciation (depreciation)		134,055,543
Net gain (loss)		168,030,413
Net increase (decrease) in net assets resulting from operations		$359,106,995
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$191,076,582	$169,309,267
Net realized gain (loss)	33,974,870	(110,337,540)
Change in net unrealized appreciation (depreciation)	134,055,543	(104,290,125)
Net increase (decrease) in net assets resulting from operations	359,106,995	(45,318,398)
Distributions to shareholders	(191,786,297)	(62,922,322)

Share transactions
Proceeds from sales of shares	2,887,915,079	2,673,861,966
Reinvestment of distributions	144,328,382	54,807,789
Cost of shares redeemed	(1,742,445,712)	(1,200,949,856)

Net increase (decrease) in net assets resulting from share transactions	1,289,797,749	1,527,719,899
Total increase (decrease) in net assets	1,457,118,447	1,419,479,179

Net Assets
Beginning of period	4,273,799,379	2,854,320,200
End of period	$5,730,917,826	$4,273,799,379

Other Information
Shares
Sold	33,382,476	30,494,029
Issued in reinvestment of distributions	1,731,180	617,401
Redeemed	(19,977,040)	(13,183,050)
Net increase (decrease)	15,136,616	17,928,380

Share activity amounts in the Other Information section have been adjusted to reflect the impact of the reverse share split. See Organization note.
Consolidated Financial Highlights
Fidelity® SAI Inflation-Focused Fund

Years ended July 31,	2025	2024	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$89.00	$94.90	$123.20	$132.10	$93.10
Income from Investment Operations
Net investment income (loss) B,C	3.64	4.32	3.20	8.90	5.00
Net realized and unrealized gain (loss)	2.14	(8.17)	(19.10)	18.10	37.20
Total from investment operations	5.78	(3.85)	(15.90)	27.00	42.20
Distributions from net investment income	(4.04)	(2.05)	(12.20)	(35.40)	(3.20)
Distributions from net realized gain	-	-	(.10)	(.50)	-
Total distributions	(4.04)	(2.05)	(12.40) D	(35.90)	(3.20)
Net asset value, end of period	$90.74	$89.00	$94.90	$123.20	$132.10
Total Return E	6.95%	(4.03)%	(13.81)%	27.48%	46.61%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.39%	.39%	.40%	.40%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.40%	.40%
Expenses net of all reductions, if any	.39%	.39%	.39%	.40%	.40%
Net investment income (loss)	4.17%	4.80%	3.29%	7.18%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$5,730,918	$4,273,799	$2,854,320	$3,910,414	$1,768,220
Portfolio turnover rate H	0%	0%	61%	135%	101%

APer share amounts have been adjusted to reflect the impact of the 1 for 10 reverse share split that occurred on September 22, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity SAI Inflation-Focused Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Strategic Advisers LLC or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Effective September 22, 2023, the Fund underwent a 1 for 10 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by a split factor of 1:10, with a corresponding increase in net asset value (NAV) per share. This event does not impact the overall net assets of the Fund. The per share data presented in the Financial Highlights and Shares activity presented in the Statement of Changes in Net Assets for prior fiscal years of the Fund have been retroactively adjusted to reflect this reverse share split.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity SAI Inflation-Focused Fund	Geode SAI Inflation-Focused Cayman Ltd.	996,444,371	17.1

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Consolidated Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(1,102,955)
Net unrealized appreciation (depreciation)	$(1,102,955)
Tax Cost	$5,806,641,524

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$276,418,556
Capital loss carryforward	$(226,982,346)
Net unrealized appreciation (depreciation) on securities and other investments	$(12,278,100)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(111,338,474)
Long-term	(115,643,872)
Total capital loss carryforward	$(226,982,346)

Due to large subscriptions and redemptions in prior periods, the Fund is subject to annual limits on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in the future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$191,786,297	$ 62,922,322
Total	$191,786,297	$ 62,922,322

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Inflation-Focused Fund	5,777,946,100

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .38% of the Fund's average net assets.

Fidelity Management & Research Company LLC (FMR) provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Inflation-Focused Fund	4,742
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Oxford Street Trust and the Shareholders of Fidelity SAI Inflation-Focused Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity SAI Inflation-Focused Fund and subsidiary (the "Fund"), a fund of Fidelity Oxford Street Trust, including the consolidated schedule of investments, as of July 31, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 12.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $164,550,309 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9892162.106
IFF-ANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025